LEASES	12 Months Ended
Sep. 30, 2022
LEASES
LEASES

11.         LEASES

As of September 30, 2022, the Company’s operating lease right of use assets and operating lease liability are RMB1,555 and RMB1,620, respectively. The Company made the impairment of right of use assets of RMB-nil- and RMB-nil- for the years ended September 30, 2021 and 2022, respectively.. The weighted-average remaining lease term is 2.6 years and the weighted-average discount rate is 4.9%.

The following table summarizes the components of lease expense:

Year ending
September 30,
RMB
Operating lease cost	120
Short-term lease cost	—
Total	120

The following table summarizes supplemental information related to leases:

Year ended
September 30,
Cash paid for amounts included in the measurement of lease liabilities:	RMB
Operating cash flows from operating leases	—

As of September 30, 2022, the Company was obligated under the maturity of operating lease liabilities as follows:

Year ending September 30,	RMB
2023	132
2024	132
2025	132
2026	145
2027	145
Thereafter	934
1,620